Taxation - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Net operating loss carry-forwards	$ 2,915,140	$ 2,107,134
Excess advertising expense	2	2
Allowance for credit losses	34,390	36,061
Inventory write-downs	242,646	191,624
Impairment of long-lived assets	13,992	17,038
Accrued expenses	201,770	81,123
Operating lease liabilities	19,672	38,152
Net-off with deferred tax liabilities	(29,907)	(57,288)
Total deferred tax assets	3,397,705	2,413,846
Less: Valuation allowance	(3,397,705)	(2,413,846)	$ (1,731,915)	$ (968,543)
Total deferred tax assets, net
Deferred tax liabilities:
Accelerated depreciation of fixed assets	(1,544)	(4,557)
Fixed assets cost adjustment arise from internal transactions	(9,437)	(10,190)
Right-of-use assets	(18,926)	(42,541)
Net-off with deferred tax assets	29,907	57,288
Total deferred tax assets, net